Property and equipment (Tables)	12 Months Ended
Dec. 31, 2020
Property and equipment
Schedule of property, plant and equipment

		Office
	Servers	equipment,
	and	furniture	Leasehold
(in thousands of Russian Roubles)	computers	and other	improvements	Total
Cost
Balance at January 1, 2020	174,157	215,484	209,731	599,372
Acquisition through business combinations (note 8)	4,843	5,758	—	10,601
Additions	23,390	77,728	76,125	177,243
Disposals	(261)	(6,124)	—	(6,385)
Foreign currency translation difference	—	189	27	216
Balance at December 31, 2020	202,129	293,035	285,883	781,047
Depreciation
Balance at January 1, 2020	64,523	87,468	17,637	169,628
Depreciation for the year	29,809	62,146	58,457	150,412
Disposals	(261)	(5,604)	—	(5,865)
Foreign currency translation difference	—	140	7	147
Balance at December 31, 2020	94,071	144,150	76,101	314,322
Net book value
At December 31, 2020	108,058	148,885	209,782	466,725

		Office
	Servers	equipment,
	and	furniture	Leasehold
(in thousands of Russian Roubles)	computers	and other	improvements	Total
Cost
Balance at January 1, 2019	116,596	100,306	29,139	246,041
Additions	65,431	123,152	197,459	386,042
Disposals	(7,870)	(7,154)	(16,796)	(31,820)
Foreign currency translation difference	—	(820)	(71)	(891)
Balance at December 31, 2019	174,157	215,484	209,731	599,372
Depreciation
Balance at January 1, 2019	43,662	56,234	12,335	112,231
Depreciation for the year	28,507	38,429	18,477	85,413
Disposals	(7,646)	(6,770)	(13,163)	(27,579)
Foreign currency translation difference	—	(425)	(12)	(437)
Balance at December 31, 2019	64,523	87,468	17,637	169,628
Net book value
At December 31, 2019	109,634	128,016	192,094	429,744